Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Line Items]
Inventories	$ 83,925	$ 97,205
Gross carrying amount [Member]
Disclosure Of Inventories [Line Items]
Raw materials and supplies	25,717	32,278
Work in progress	15,598	14,240
Finished goods	46,592	53,051
Inventories	87,907	99,569
Accumulated impairment [Member]
Disclosure Of Inventories [Line Items]
Inventories	$ (3,982)	$ (2,364)